Trade Receivables, Net - Schedule of Trade Receivables (Details) - Trade Receivables [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade Receivables [Line Items]
Receivable from related parties		$ 184,381	$ 444,082
Receivable from others	$ 3,892,543	3,281,806	3,367,494
Gross receivabkes	3,892,543	3,097,425
Less: allowance for doubtful debts (expected credit loss)	(140,134)	(113,732)	(129,274)
Total receivables	$ 3,752,409	$ 3,352,455	$ 3,682,302